INVESTMENTS, DEBT AND DERIVATIVES - Investments and derivatives narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	$ 422	$ 486
Other comprehensive income, net of tax, gains (losses) from investments in equity instruments	11	16	$ (27)
At amortized cost
Disclosure of financial assets [line items]
Financial assets	392	445
At amortized cost | Restricted bank deposits
Disclosure of financial assets [line items]
Financial assets	32	39
At amortized cost | Restricted cash
Disclosure of financial assets [line items]
Financial assets	63	57
At amortized cost | Loans to corporate entities
Disclosure of financial assets [line items]
Financial assets	69	64
At amortized cost | Sovereign bonds | Pakistan
Disclosure of financial assets [line items]
Financial assets	27	3
At amortized cost | Sovereign bonds | Ukraine
Disclosure of financial assets [line items]
Financial assets	30	150
At amortized cost | Deferred receivable
Disclosure of financial assets [line items]
Financial assets		72
At amortized cost | Short term loan
Disclosure of financial assets [line items]
Financial assets	42	26
At amortized cost | Deferred purchase consideration
Disclosure of financial assets [line items]
Financial assets	100	0
At fair value
Disclosure of financial assets [line items]
Financial assets	30	41
At fair value | Other investments
Disclosure of financial assets [line items]
Financial assets	30	41
At fair value | Other investments | Pakistan
Disclosure of financial assets [line items]
Financial assets	4	11
At fair value | Other investments | Bangladesh
Disclosure of financial assets [line items]
Financial assets	$ 26	$ 30